Cover	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity File Number	001-40974
Entity Registrant Name	GLOBALFOUNDRIES Inc.
Entity Address, Address Line One	400 Stonebreak Road Extension
Entity Address, City or Town	Malta
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12020
Document Period End Date	Sep. 30, 2026
Current Fiscal Year End Date	--12-31
Central Index Key	0001709048
Amendment Flag	false